                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     KAYNE ANDERSON CAPITAL ADVISORS, L.P.
Address:  1800 AVENUE OF THE STARS
          SECOND FLOOR
          LOS ANGELES, CA 90067

Form 13F File Number: 28-5066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard A. Kayne
Title:    President of the General Partner
Phone:    (310) 556-2721

Signature, Place, and Date of Signing:

             Richard A. Kayne       Los Angeles, California        May 14, 2003

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           32

Form 13F Information Table Value Total:  $    77,299
                                          (thousands)

List of Other Included Managers:

NONE
as of 3/31/03
                      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
                           FORM 13F INFORMATION TABLE

             COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
------------------------------  -------------- --------- -------- ----------------------- ---------- -------- ---------------------
                                    TITLE                  VALUE  SHARES or SH/    PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER             OF CLASS      CUSIP   (X 1000)  PRN AMT  PRN    CALL   DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------  -------------- --------- -------- --------- --- --------- ---------- -------- --------- ------ ----
Big Dog Hldgs Inc                    COM       089128102 $    291   150,180  SH   150,180    Sole               150,180
Enbridge Energy Management L    SHS UNITS LLI  29250x103 $  3,428    86,121  SH    86,121    Sole                86,121
Enterprise Prods Partners L          COM       293792107 $    913    43,800  SH    43,800    Sole                43,800
F A O Inc                            COM       30240s105 $  1,473 7,004,898  SH 7,004,898    Sole             7,004,898
Glacier Water Svcs Inc               COM       376395109 $ 12,165   695,546  SH   695,546    Sole               695,546
Glenborough Rlty Tr Inc              COM       37803p105 $    410    26,500  SH    26,500    Sole                26,500
Glenborough Rlty Tr Inc         PFD CV SER A%  37803p204 $    773    35,600  SH    35,600    Sole                35,600
Harken Energy Corp                 COM NEW     412552309 $     13    60,976  SH    60,976    Sole                60,976
High Income Opportunity Fund I       COM       42967q105 $    103    14,800  SH    14,800    Sole                14,800
Hugoton Rty Tr Tex               UNIT BEN INT  444717102 $    405    29,000  SH    29,000    Sole                29,000
Kaneb Pipe Line Partners L P     SR PREF UNIT  484169107 $    802    21,800  SH    21,800    Sole                21,800
Kaneb Services Llc                   COM       484173109 $  2,133   101,190  SH   101,190    Sole               101,190
Kinder Morgan Management Llc         SHS       49455u100 $  4,330   133,846  SH   133,846    Sole               133,846
Martin Midstream Prtnrs L P      UNIT L P INT  573331105 $    524    27,700  SH    27,700    Sole                27,700
Meridian Resource Corp               COM       58977q109 $  1,088   945,739  SH   945,739    Sole               945,739
Mfs Charter Income Tr             SH BEN INT   552727109 $    366    42,800  SH    42,800    Sole                42,800
Natural Resource Partners L      COM UNIT L P  63900p103 $  1,417    62,000  SH    62,000    Sole                62,000
Nuveen Ca Div Advantg Mun Fd         COM       67069x104 $    272    20,000  SH    20,000    Sole                20,000
One Liberty Pptys Inc                COM       682406103 $    433    26,400  SH    26,400    Sole                26,400
Pacific Energy Partners L P        COM UNIT    69422r105 $    479    22,900  SH    22,900    Sole                22,900
Pacifichealth Laboratories I         COM       695113100 $     39    41,100  SH    41,100    Sole                41,100
Plains All Amern Pipeline L     UNIT LTD PARTN 726503105 $  4,082   164,600  SH   164,600    Sole               164,600
Plains Expl & Prodtn Co L P          COM       726505100 $ 15,100 1,830,331  SH   904,153    Sole             1,830,331
Plains Res Inc                  COM PAR $0.10  726540503 $ 19,691 1,845,531  SH   919,353    Sole             1,845,531
Putnam Master Income Tr           SH BEN INT   74683k104 $    378    59,200  SH    59,200    Sole                59,200
Putnam Tax Free Health Care       SH BEN INT   746920107 $    556    45,800  SH    45,800    Sole                45,800
Rait Invt Tr                         COM       749227104 $    419    18,500  SH    18,500    Sole                18,500
Sports Club Inc                      COM       84917p100 $  1,984   793,628  SH   793,628    Sole               793,628
Tc Pipelines Lp                 UT COM LTD PRT 87233q108 $    967    36,800  SH    36,800    Sole                36,800
Tcw Conv Secs Fd Inc                 COM       872340104 $     47    10,000  SH    10,000    Sole                10,000
Valero L P                      COM UT LTD PRT 91913w104 $  2,079    56,650  SH    56,650    Sole                56,650
Zweig Total Return Fd Inc            COM       989837109 $    139    25,000  SH    25,000    Sole                25,000
                                                         --------
                                                         $ 77,299
                                                         ========
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